STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options Tables
Remaining shares available for future grants

	Stock Option Plans
	2003	2008
Shares Available For Issuance:
Total reserved for stock options and restricted stock	160,000	10,000,000
Restricted stock issued net of cancellations	(31,125)	(256,891)
Stock options granted	(154,449)	(254,500)
Add back options cancelled before exercise	67,849	54,167
Options cancelled by plan vote	-	-
Remaining shares available for future grants	42,275	9,542,776
			Not Pursuant to a Plan
Total granted	154,449	254,500	310,000
Less: Options cancelled	(67,849)	(54,167)	(138,333)
Options exercised	(35,600)	(13,000)	(66,667)
Shares outstanding, before restricted stock	51,000	187,333	105,000
Restricted stock issued, net of cancellations	31,125	256,891	28,484
Outstanding shares at December 31, 2012	82,125	444,224	133,484

Assumption used for stock option granted
	2013	2012
Risk-free interest rate	0.13% - 1.89%	0.94% - 2.05%
Expected dividend yield	—	—
Expected term	1 - 6.5 years	6.5 years
Forfeiture rate (excluding fully vested stock options)	15%	15%
Expected volatility	129% - 141%	129% - 137%

The assumptions used principally for options granted to employees in the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Risk-free interest rate	0.92% - 2.05%	1.80% - 3.47%
Expected dividend yield	—	—
Expected term	6.5 years	6.5 years
Forfeiture rate (excluding fully vested options)	15%	15%
Expected volatility	131% - 142%	137% - 142%

Stock option activity
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	343,334	$14.75
Granted	78,250	4.43
Exercised	—	—
Forfeited or expired	(71,916)	13.38
Outstanding at September 30, 2013	349,668	$12.45	5.80 years	$—
Exercisable at September 30, 2013	243,592	$11.34	4.86 years	$—

Options:	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	339,511	$16,80
Granted	70,000	$16.60
Exercised	(23,767)	$9,40
Forfeited or expired	(42,411)	$30,76
Outstanding at December 31, 2012	343,333	$14,70	6.11 years	$885,300
Exercisable at December 31, 2012	224,133	$10,60	5.48 years	$885,300